Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2022
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 14 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Due to subsidiaries, net, on the Condensed Balance Sheets, is comprised of the Parent Company’s net investment deficit in its subsidiaries under the equity method of accounting.

	September 30,	September 30,
	2022	2021
ASSETS
ASSETS:
Cash	$5,162	$-
Due from a related party	2,287	12,845
TOTAL CURRENT ASSETS	7,449	12,845

Investments in subsidiaries	8,784,925	-
TOTAL ASSETS	$8,792,374	$12,845

LIABILITIES
Due to subsidiaries, net	$-	$7,566,778
TOTAL LIABILITIES	$-	$7,566,778

EQUITY (DEFICIT):
Ordinary shares, 100,000,000 shares authorized, consisting of 90,000,000 Class A ordinary shares of $0.0005 par value per share and 10,000,000 Class B ordinary shares of $0.0005 par value per share, 14,325,491 and 8,970,000 Class A ordinary shares issued and outstanding at September 30, 2022 and 2021, respectively; 4,030,000 Class B ordinary shares issued and outstanding at September 30, 2022 and 2021*
Class A ordinary shares	$7,163	$4,485
Class B ordinary shares	2,015	2,015
Additional paid in capital	17,643,391	19,145
Statutory reserves	964,363	857,370
Accumulated deficits	(9,006,610)	(6,760,297)
Accumulated other comprehensive loss	(817,948)	(1,676,651)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	8,792,374	(7,553,933)

TOTAL LIABILITIES AND EQUITY (DEFICIT)	$8,792,374	$12,845

*	Shares and per share data are presented on a retroactive basis to reflect the recapitalization on December 5, 2020, April 24, 2021 and September 30, 2021.

	For the Years Ended September 30,
	2022	2021	2020

Equity in (loss) earnings of subsidiaries	$(2,134,752)	$1,978,553	$42,011
General and administration expenses and others	(4,568)	-	-
NET (LOSS) INCOME	(2,139,320)	1,978,553	42,011

OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment	858,703	(396,536)	(334,188)
COMPREHENSIVE (LOSS) INCOME	$(1,280,617)	$1,582,017	$(292,177)

	For the Years Ended September 30,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(2,139,320)	$1,978,553	$42,011
Adjustments to reconcile net income to net cash used in operating activities:
Equity in (loss) earnings of subsidiaries	2,134,752	(1,978,553)	(42,011)
NET CASH USED IN OPERATING ACTIVITIES	(4,568)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Loan to subsidiaries	(18,124,364)	-	-
NET CASH USED IN INVESTING ACTIVITIES	(18,124,364)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	18,275,182	-	-
Payment for issuance costs	(151,646)	-	-
Advance from related party	10,558	-	-
NET CASH PROVIEDED BY FINANCING ACTIVITIES	18,134,094	-	-

CHANGES IN CASH	5,162	-	-
CASH, BEGINNING OF YEAR	-	-	-
CASH, END OF YEAR	$5,162	$-	$-